Commitment and contingencies (Details Narrative) - INR (₨)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Other contractual commitments			₨ 10,818,000
Service tax demand	[1]	35,377	311,889
Income tax demand	[2]	821,929	286,860
Operating lease		0	0
Expense relating to variable lease payments not included in measurement of lease liabilities		10,968,000	3,646,000	₨ 1,832,000
Fixed deposit		40,319,000
Ezeego one travel and tours limited [member]
IfrsStatementLineItems [Line Items]
Petition alleging non-payment		219,773,000
Tax Contingent Liability Service Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
Service tax demand		27,855,000	261,536,000
Tax Contingent Liability Service Tax Authorities [Member] | Tax period april 2007 to march 2015 [member]
IfrsStatementLineItems [Line Items]
Service tax demand		7,522,000	50,353,000
Tax Contingent Liability Income Tax Authorities [Member]
IfrsStatementLineItems [Line Items]
Income tax demand		294,309,000	286,860,000
Tax Contingent Liability Income Tax Authorities [Member] | Total for all subsidiaries [member]
IfrsStatementLineItems [Line Items]
Income tax demand		527,620,000
Tax Contingent Liability GST Authorities [member]
IfrsStatementLineItems [Line Items]
Income tax demand		₨ 64,689,000

[1]	Service tax demand includes:
[2]	Income tax demand includes: